NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals)			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income tax benefit statutory rate	21.00%	35.00%	34.00%	34.00%